Stock Purchases Rights, Stock Options and Warrants - Summary of Warrant Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrants outstanding, beginning of period	686,417	690,947	695,477
Weighted Average Exercise Price at beginning of period	$ 30.80	$ 31.14	$ 31.47
Warrants converted into 29,809 shares of common stock	(661,581)
Issued, cancelled or expired	(18,797)	(4,530)	(4,530)
Warrants outstanding, end of period	6,039	686,417	690,947
Weighted Average Exercise Price at beginning of period	$ 30.80
Weighted Average Exercise Price warrants issued, cancelled or expired	$ 165.57
Warrants, Weighted Average Exercise Price	$ 82.79	$ 30.80
Weighted Average Exercise Price at end of period	$ 82.79	$ 30.80	$ 31.14